UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-05469

 NAME OF REGISTRANT:                     Wexford Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 5000 Stonewood, Suite 300
                                         Wexford, PA 15090-8388

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Ronald H. Muhlenkamp
                                         Muhlenkamp & Company, Inc
                                         5000 Stonewood, Suite 300
                                         Wexford, PA 15090-8388

 REGISTRANT'S TELEPHONE NUMBER:          724-935-5520

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2014 - 09/05/2014


Muhlenkamp Fund
--------------------------------------------------------------------------------------------------------------------------
 MAGNUM HUNTER RESOURCES CORPORATION                                                         Agenda Number:  934052755
--------------------------------------------------------------------------------------------------------------------------
        Security:  55973B102
    Meeting Type:  Annual
    Meeting Date:  07-Aug-2014
          Ticker:  MHR
            ISIN:  US55973B1026
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       J. RALEIGH BAILES, SR.                                    Mgmt          For                            For
       VICTOR G. CARRILLO                                        Mgmt          For                            For
       ROCKY L. DUCKWORTH                                        Mgmt          For                            For
       GARY C. EVANS                                             Mgmt          For                            For
       STEPHEN C. HURLEY                                         Mgmt          For                            For
       JOE L. MCCLAUGHERTY                                       Mgmt          For                            For
       JEFF SWANSON                                              Mgmt          For                            For

2.     THE RATIFICATION OF THE APPOINTMENT OF BDO                Mgmt          For                            For
       USA, LLP AS MAGNUM HUNTER'S INDEPENDENT
       REGISTERED PUBLIC ACCOUNTING FIRM FOR THE
       FISCAL YEAR ENDING DECEMBER 31, 2014.

3.     THE APPROVAL, ON AN ADVISORY BASIS, OF                    Mgmt          For                            For
       MAGNUM HUNTER'S EXECUTIVE COMPENSATION.

4.     THE APPROVAL OF AN ADJOURNMENT OF THE                     Mgmt          For                            For
       MEETING, IF NECESSARY, TO SOLICIT
       ADDITIONAL PROXIES IN FAVOR OF THE
       FOREGOING PROPOSALS.




--------------------------------------------------------------------------------------------------------------------------
 TEVA PHARMACEUTICAL INDUSTRIES LIMITED                                                      Agenda Number:  934055422
--------------------------------------------------------------------------------------------------------------------------
        Security:  881624209
    Meeting Type:  Annual
    Meeting Date:  30-Jul-2014
          Ticker:  TEVA
            ISIN:  US8816242098
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    TO APPOINT DAN PROPPER AS DIRECTOR, TO                    Mgmt          For                            For
       SERVE UNTIL THE 2017 ANNUAL MEETING OF
       SHAREHOLDERS.

1B.    TO APPOINT ORY SLONIM AS DIRECTOR, TO SERVE               Mgmt          For                            For
       UNTIL THE 2017 ANNUAL MEETING OF
       SHAREHOLDERS.

2A.    TO APPOINT MR. JOSEPH (YOSSI) NITZANI TO                  Mgmt          For                            For
       SERVE AS A STATUTORY INDEPENDENT DIRECTOR
       FOR AN ADDITIONAL TERM OF THREE YEARS,
       FOLLOWING THE EXPIRATION OF HIS SECOND TERM
       OF SERVICE ON SEPTEMBER 25, 2014, AND TO
       APPROVE HIS REMUNERATION AND BENEFITS.

2B.    TO APPOINT MR. JEAN-MICHEL HALFON TO SERVE                Mgmt          For                            For
       AS A STATUTORY INDEPENDENT DIRECTOR FOR A
       TERM OF THREE YEARS, COMMENCING FOLLOWING
       MEETING, AND TO APPROVE HIS REMUNERATION &
       BENEFITS.

3A.    TO APPROVE THE ANNUAL CASH BONUS OBJECTIVES               Mgmt          For                            For
       FOR THE COMPANY'S PRESIDENT & CHIEF
       EXECUTIVE OFFICER FOR 2014 AND GOING
       FORWARD.

3B.    TO APPROVE ANNUAL EQUITY AWARDS FOR THE                   Mgmt          For                            For
       COMPANY'S PRESIDENT AND CHIEF EXECUTIVE
       OFFICER FOR EACH YEAR COMMENCING IN 2015.

4.     TO APPROVE THE PURCHASE OF DIRECTORS' AND                 Mgmt          For                            For
       OFFICERS' LIABILITY INSURANCE WITH ANNUAL
       COVERAGE OF UP TO $600 MILLION.

5.     TO APPOINT KESSELMAN & KESSELMAN, A MEMBER                Mgmt          For                            For
       OF PRICEWATERHOUSECOOPERS INTERNATIONAL
       LTD., AS THE COMPANY'S INDEPENDENT
       REGISTERED PUBLIC ACCOUNTING FIRM UNTIL THE
       2015 ANNUAL MEETING OF SHAREHOLDERS.



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Wexford Trust
By (Signature)       /s/ Ronald H. Muhlenkamp
Name                 Ronald H. Muhlenkamp
Title                President
Date                 09/09/2014